Deferred income tax - Differences between the accounting and tax basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 73,749	$ 117,609
Credit (debit) to consolidated statement of profit or loss	26,312	(15,592)
Credit (debit) to discontinued operations		(41,414)
Credit (debit) to consolidated statements of changes in equity		(13,372)
Credit (debit) to consolidated statements of other comprehensive income	2,608	(4,666)
Others	(1,220)
Deferred tax liability (asset)	101,449	73,749
Deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	292,982	358,893
Credit (debit) to consolidated statement of profit or loss	6,388	(37)
Credit (debit) to discontinued operations		(50,444)
Credit (debit) to consolidated statements of changes in equity		(13,372)
Credit (debit) to consolidated statements of other comprehensive income	0	(2,058)
Others	0
Deferred tax liability (asset)	299,370	292,982
Deferred asset [Member] | Deferred asset for income tax before allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	292,931	356,835
Credit (debit) to consolidated statement of profit or loss	6,430	(88)
Credit (debit) to discontinued operations		(50,444)
Credit (debit) to consolidated statements of changes in equity		(13,372)
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	299,361	292,931
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	189,959	186,881
Credit (debit) to consolidated statement of profit or loss	11	16,450
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		(13,372)
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	189,970	189,959
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	42,792	52,497
Credit (debit) to consolidated statement of profit or loss	1,633	(9,705)
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	44,425	42,792
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	28,691	30,351
Credit (debit) to consolidated statement of profit or loss	3,887	(1,660)
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	32,578	28,691
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for impairment of value of inventory [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	8,754	9,008
Credit (debit) to consolidated statement of profit or loss	1,831	(254)
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	10,585	8,754
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision For Bonuses To Employees And Officers [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	2,972	5,696
Credit (debit) to consolidated statement of profit or loss	(494)	(2,724)
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	2,478	2,972
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contractors Claims Provisions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,136	5,236
Credit (debit) to consolidated statement of profit or loss	(765)	(4,100)
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	371	1,136
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contingent consideration liability
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	4,999	5,227
Credit (debit) to consolidated statement of profit or loss	1,392	(228)
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	6,391	4,999
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,930	1,930
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	1,930	1,930
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision For Sale Of Investment In Associate [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	50,444
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to discontinued operations		(50,444)
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	0	0
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Other Temporary Differences Member
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	11,698	9,565
Credit (debit) to consolidated statement of profit or loss	(1,065)	2,133
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	10,633	11,698
Deferred asset [Member] | Deferred asset included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	292,931	358,893
Credit (debit) to consolidated statement of profit or loss	6,430	(88)
Credit (debit) to discontinued operations		(50,444)
Credit (debit) to consolidated statements of changes in equity		(13,372)
Credit (debit) to consolidated statements of other comprehensive income	0	(2,058)
Others	0
Deferred tax liability (asset)	299,361	292,931
Deferred asset [Member] | Deferred asset included in retained earnings [Member] | Derivative financial instruments
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	2,058
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	(2,058)
Others	0
Deferred tax liability (asset)	0	0
Deferred asset [Member] | Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	51	0
Credit (debit) to consolidated statement of profit or loss	(42)	51
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	9	51
Deferred liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(219,233)	(241,284)
Credit (debit) to consolidated statement of profit or loss	19,924	15,629
Credit (debit) to discontinued operations		9,030
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	2,608	(2,608)
Others	(1,220)
Deferred tax liability (asset)	(197,921)	(219,233)
Deferred liability [Member] | Deferred liability for income tax [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(216,438)	(241,005)
Credit (debit) to consolidated statement of profit or loss	19,763	15,537
Credit (debit) to discontinued operations		9,030
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	(1,220)
Deferred tax liability (asset)	(197,895)	(216,438)
Deferred liability [Member] | Deferred liability for income tax [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(59,622)	(49,113)
Credit (debit) to consolidated statement of profit or loss	14,355	(10,509)
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	(45,267)	(59,622)
Deferred liability [Member] | Deferred liability for income tax [Member] | Effect of translation into U.S. dollars [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(58,871)	(88,054)
Credit (debit) to consolidated statement of profit or loss	11,222	20,153
Credit (debit) to discontinued operations		9,030
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	(47,649)	(58,871)
Deferred liability [Member] | Deferred liability for income tax [Member] | Differences in amortization rates for development costs [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(65,960)	(64,278)
Credit (debit) to consolidated statement of profit or loss	(9,148)	(1,682)
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	(75,108)	(65,960)
Deferred liability [Member] | Deferred liability for income tax [Member] | Fair value of mining concessions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(14,898)	(14,898)
Credit (debit) to consolidated statement of profit or loss	6	0
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	(14,892)	(14,898)
Deferred liability [Member] | Deferred liability for income tax [Member] | Other Temporary Differences Member
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(17,087)	(24,662)
Credit (debit) to consolidated statement of profit or loss	3,328	7,575
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	(13,759)	(17,087)
Deferred liability [Member] | Deferred liability for income tax [Member] | Withdrawal of the sale of Contacto Corredores de Seguros S.A. investment
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	0
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	(1,220)
Deferred tax liability (asset)	(1,220)	0
Deferred liability [Member] | Deferred liability included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(219,046)	(241,005)
Credit (debit) to consolidated statement of profit or loss	19,763	15,537
Credit (debit) to discontinued operations		9,030
Credit (debit) to consolidated statements of other comprehensive income	2,608	(2,608)
Others	(1,220)
Deferred tax liability (asset)	(197,895)	(219,046)
Deferred liability [Member] | Deferred liability included in retained earnings [Member] | Derivative financial instruments
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(2,608)	0
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	2,608	(2,608)
Others	0
Deferred tax liability (asset)	0	(2,608)
Deferred liability [Member] | Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(187)	(279)
Credit (debit) to consolidated statement of profit or loss	161	92
Credit (debit) to discontinued operations		0
Credit (debit) to consolidated statements of changes in equity		0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others	0
Deferred tax liability (asset)	$ (26)	$ (187)